SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ms. Xiaodan Liu [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Lease from a related party	$ 4,174	$ 55,588